Disaggregated Revenue and Entity Wide Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Disaggregated Revenue and Entity Wide Disclosures

NOTE 9 - DISAGGREGATED REVENUE AND ENTITY WIDE DISCLOSURES:

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	($ in thousands)

Germany	$292	$189	$551	$513
Italy	185	211	433	550
Poland	63	90	184	277
Russia	-	100	116	129
Other	440	349	1,043	1,239
	$980	$939	$2,327	$2,708

By product:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	($ in thousands)

CGuard	$833	$852	$2,075	$2,344
MGuard	147	87	252	364
	$980	$939	$2,327	$2,708

By principal customers:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Customer A	27%	17%	22%	16%
Customer B	10%	11%	8%	12%
Customer C	9%	12%	11%	8%
Customer D	6%	10%	8%	10%
Customer E	-	11%	5%	5%

All tangible long lived assets are located in Israel.

NOTE 11 – DISAGGREGATED REVENUE AND ENTITY WIDE DISCLOSURES:

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues:

	Year ended December 31,
	2019	2018
	($ in thousands)
Germany	$727	$855
Italy	686	632
Poland	370	219
Russia	272	351
Other	1,666	1,544
	$3,721	$3,601

By product:

	Year ended December 31,
	2019	2018
	($ in thousands)
CGuard™ EPS	$3,265	$2,970
MGuard Prime™ EPS	456	631
	$3,721	$3,601

By principal customers:

	Year ended December 31,
	2019	2018
Customer A	18%	22%
Customer B	10%	10%
Customer C	10%	6%
Customer D	7%	10%

All tangible long lived assets are located in Israel.